Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023 [1]	Apr. 30, 2024		Apr. 30, 2023 [1]
Cash flows provided by (used in) operating activities
Net income		$ 1,749	$ 1,689	$ 3,477		$ 2,122
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		514	438	1,099		733
Amortization and impairment	[2]	288	282	564		559
Stock options and restricted shares expense		4	3	6		5
Deferred income taxes		(58)	206	(19)		(64)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(31)	(31)	(46)		(41)
Net losses (gains) on disposal of property and equipment			(3)			(3)
Other non-cash items, net		201	1	(489)		61
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(1,234)	(2,757)	(3,942)		976
Loans, net of repayments		(8,907)	(8,411)	(8,872)		(10,618)
Deposits, net of withdrawals		8,869	9,573	4,818		1,333
Obligations related to securities sold short		3,311	(908)	4,783		1,447
Accrued interest receivable		(475)	(564)	(538)		(852)
Accrued interest payable		565	905	762		1,641
Derivative assets		(6,787)	1,440	1,803		14,056
Derivative liabilities		6,128	(2,788)	(2,473)		(15,652)
Securities measured at FVTPL		(5,832)	290	(14,109)		(2,121)
Other assets and liabilities measured/designated at FVTPL		(472)	215	2,393		4,107
Current income taxes		1	(400)	(68)		204
Cash collateral on securities lent		1,038	1,581	548		824
Obligations related to securities sold under repurchase agreements		11,399	5,590	13,891		(324)
Cash collateral on securities borrowed		6,008	2,189	896		5,069
Securities purchased under resale agreements		(13,347)	(4,608)	(5,858)		(577)
Other, net		511	2,470	1,016		3,658
Cash flows provided by (used in) operating activities		3,443	6,402	(358)		6,543
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness			750	1,250		1,750
Redemption/repurchase/maturity of subordinated indebtedness			(1,500)			(1,500)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		498		498
Redemption of preferred shares		(325)		(325)
Issue of common shares for cash		67	44	124		92
Net sale (purchase) of treasury shares		(3)	2	(5)		2
Dividends and distributions paid		(606)	(546)	(1,204)		(1,117)
Repayment of lease liabilities		(78)	(83)	(128)		(165)
Cash flows provided by (used in) financing activities		(447)	(1,333)	210		(938)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(19,056)	(20,516)	(39,567)		(42,605)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		10,910	5,977	16,598		10,470
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		6,694	8,726	13,045		17,413
Net sale (purchase) of property, equipment and software		(212)	(240)	(421)		(486)
Cash flows provided by (used in) investing activities		(1,664)	(6,053)	(10,345)		(15,208)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		57	49	(24)		9
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		1,389	(935)	(10,517)		(9,594)
Cash and non-interest-bearing deposits with banks at beginning of period		8,910	22,876	20,816	[1]	31,535
Cash and non-interest-bearing deposits with banks at end of period	[3]	10,299	21,941	10,299		21,941
Cash interest paid		8,928	6,590	18,216		12,910
Cash interest received		11,870	9,876	24,146		19,598
Cash dividends received		428	242	823		493
Cash income taxes paid		$ 458	$ 629	$ 931		$ 1,033

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[3]	Includes restricted cash of $522 million (April 30, 2023: $494 million) and interest-bearing demand deposits with Bank of Canada.